Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31,	December 31,
	2022	2021
Funding program loans from European Investment Bank ("EIB"):
2.67% due 2028, floating interest rate at Euribor + 0.589%	163	202
1.20% due 2029, floating interest rate at Euribor + 0.564%	183	222
1.31% due 2031, floating interest rate at Euribor + 0.583%	322	379
0.89% due 2031, floating interest rate at Euribor + 0.660%	159	187
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
3.15% due 2027, floating interest rate at Euribor + 0.690%	120	156
1.85% due 2027, floating interest rate at Euribor + 0.550%	107	—
2.15% due 2027, floating interest rate at Euribor + 0.850%	107	—
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2025 (Tranche A)	748	713
Zero-coupon, due 2027 (Tranche B)	747	674
Finance leases:
3.86% due 2027, fixed interest rate	38	—
3.78% due 2042, fixed interest rate	19	—
Other funding program loans:
0.32% (weighted average), due 2023-2028, fixed interest rate	4	6
Total long-term debt	2,717	2,539
Less current portion	(175)	(143)
Total long-term debt, less current portion	2,542	2,396

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:
	December 31, 2022	December 31, 2021
U.S. dollar	1,495	1,387
Euro	1,222	1,152
Total	2,717	2,539

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2022
2023	175
2024	172
2025	922
2026	172
2027	908
Thereafter	373
Total	2,722